Taxation - Schedule of Deferred Tax Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Schedule of Deferred Tax Liabilities [Line items]
Total deferred tax assets	$ 12,342	$ 10,699
Set-off of deferred tax positions relate to income taxes levied by the same tax authority	(3,732)	(4,479)
Property, plant and equipment and intangible assets	(18,542)	(21,093)
Set-off of deferred tax positions relate to income taxes levied by the same tax authority	3,732	4,479
Deferred tax assets	8,610	6,220
Deferred tax liabilities
Total deferred tax assets	12,342	10,699
Set-off of deferred tax positions relate to income taxes levied by the same tax authority	(3,732)	(4,479)
Property, plant and equipment and intangible assets	(18,542)	(21,093)
Set-off of deferred tax positions relate to income taxes levied by the same tax authority	3,732	4,479
Deferred tax liabilities	(14,810)	(16,614)
Net deferred tax liabilities	(6,200)	(10,394)
Net operating losses [Member]
Schedule of Deferred Tax Liabilities [Line items]
Total deferred tax assets	118	1
Deferred tax liabilities
Total deferred tax assets	118	1
Share-based payments [Member]
Schedule of Deferred Tax Liabilities [Line items]
Total deferred tax assets	4,210	3,925
Deferred tax liabilities
Total deferred tax assets	4,210	3,925
Deferred revenue [Member]
Schedule of Deferred Tax Liabilities [Line items]
Total deferred tax assets	4,184	4,184
Deferred tax liabilities
Total deferred tax assets	4,184	4,184
Property, plant and equipment, intangible assets and right-of-use assets [Member]
Schedule of Deferred Tax Liabilities [Line items]
Total deferred tax assets	3,549	2,520
Deferred tax liabilities
Total deferred tax assets	3,549	2,520
Impairment charges [Member]
Schedule of Deferred Tax Liabilities [Line items]
Total deferred tax assets	281	69
Deferred tax liabilities
Total deferred tax assets	$ 281	$ 69